PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 307,283	$ 226,510	$ 99,237
Depreciation expense of property and equipment under finance lease	$ 62,485	$ 104,134	$ 49,382